Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Unrealized holding loss on securities during the period, net of tax benefits	$ (395)	$ (75)
Other comprehensive income loss change in unfunded status of defined benefit plan liability, tax	797	(68)
Amortization of prior service included in net periodic pension expense, net of tax	5	5
Other comprehensive income loss amortization of net loss included in net periodic pension cost, tax	$ 54	$ 52